OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
OPERATING SEGMENTS
OPERATING SEGMENTS

32. OPERATING SEGMENTS

The Group has four primary reportable segments, namely mobile, consumer, enterprise, and WIB. The mobile segment provides mobile voice, SMS, value added services, and mobile broadband. The consumer segment provides Indihome service (bundled service of fixed wireline, pay TV, and internet) and other telecommunication services to home customers. The enterprise segment provides end-to-end solution to corporate and institutions. The WIB segment provides interconnection services, leased lines, satellite, Very Small Aperture Terminal (“VSAT”), broadband access, information technology services, data, and internet services to other licensed operator companies and institutions. Other segment provides digital content products (music and games), big data, Business to Business (“B2B”) Commerce, and financial services to individual and corporate customers. There is no operating segments that have been aggregated to form the reportable segments.

Management monitors the operating results of the business units separately for the purpose of decision-making about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured on the basis of Indonesian Financial Accounting Standards which differs from IFRS primarily in the accounting for land rights. However, the financing activities and income taxes are managed on a group basis and are not separately monitored and allocated to operating segments.

Segment revenues and expenses include transactions between operating segments and are accounted at prices that management believes represent market prices.

	2020
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	83,720	20,957	17,729	13,501	219	136,126	321	136,447
Inter-segment revenues	3,297	1,148	18,591	16,139	1,550	40,725	(40,725)	—
Total segment revenues	87,017	22,105	36,320	29,640	1,769	176,851	(40,404)	136,447

Segment results	32,966	4,561	(544)	6,497	107	43,587	(4,440)	39,147
Other information
Capital expenditures	(9,520)	(9,770)	(5,178)	(4,587)	(12)	(29,067)	(212)	(29,279)
Depreciation and amortization	(19,715)	(3,990)	(3,276)	(5,069)	(25)	(32,075)	3,150	(28,925)
Provision recognized in current year	(83)	(511)	(1,390)	(267)	(8)	(2,259)	(85)	(2,344)

	2021
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	84,267	24,930	19,141	14,255	205	142,798	412	143,210
Inter-segment revenues	3,097	187	22,395	18,072	2,395	46,146	(46,146)	—
Total segment revenues	87,364	25,117	41,536	32,327	2,600	188,944	(45,734)	143,210
Segment results	34,435	5,894	(307)	9,192	199	49,413	(5,674)	43,739
Other information
Capital expenditures	(10,548)	(10,444)	(4,514)	(4,756)	(13)	(30,275)	(46)	(30,321)
Depreciation and amortization	(20,333)	(6,566)	(3,909)	(4,702)	(20)	(35,530)	3,816	(31,714)
Provision recognized in current year	(99)	(285)	(13)	5	(33)	(425)	(49)	(474)

	2022
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment result
Revenues
External revenues	85,493	26,354	19,161	15,442	239	146,689	617	147,306
Inter-segment revenues	3,344	195	24,646	19,658	2,486	50,329	(50,329)	—
Total segment revenues	88,837	26,549	43,807	35,100	2,725	197,018	(49,712)	147,306
Segment results	26,122	7,579	831	8,925	(1,063)	42,394	(5,964)	36,430
Other information
Capital expenditures	(12,343)	(9,038)	(5,983)	(6,612)	(5)	(33,981)	(165)	(34,146)
Depreciation and amortization	(21,028)	(6,738)	(3,999)	(5,805)	(19)	(37,589)	4,460	(33,129)
Provision recognized in current year	(128)	(434)	(45)	34	(5)	(578)	11	(567)

Adjustments and eliminations:

a.	Revenue reconciliation

	2020	2021	2022
Total segment revenues	176,851	188,944	197,018
Revenue from other non-operating segments	336	412	617
Inter-segment elimination	(40,725)	(46,146)	(50,329)
IFRS reconciliation	(15)	—	—
Consolidated revenues	136,447	143,210	147,306

b.	Segment result reconciliation

	2020	2021	2022
Total segment results	43,587	49,413	42,394
Loss from other non-operating segments	(627)	(1,237)	(1,772)
Adjustment and inter-segment elimination	545	(613)	(1,041)
Finance income	799	558	878
Finance cost	(4,520)	(4,365)	(4,033)
Share of loss of long-term investment in associates	(246)	(78)	(87)
Impairment of long-term investments in associates	(763)	—	—
IFRS reconciliation	372	61	91
Consolidated profit before income tax	39,147	43,739	36,430

c.	Capital expenditure reconciliation

	2020	2021	2022
Total segment capital expenditure	(29,067)	(30,275)	(33,981)
Capital expenditure from other non-operating segments	(369)	(66)	(175)
IFRS reconciliation	157	20	10
Consolidated capital expenditure	(29,279)	(30,321)	(34,146)

d.	Depreciation and amortization reconciliation

	2020	2021	2022
Total segment depreciation and amortization	(32,075)	(35,530)	(37,589)
Depreciation and amortization from other non-operating segments	(259)	(280)	(263)
Adjustment and inter-segment elimination	3,442	3,994	4,597
IFRS reconciliation	(33)	102	126
Consolidated depreciation and amortization	(28,925)	(31,714)	(33,129)

e.	Provision recognized in current year

	2020	2021	2022
Total segment provision	(2,259)	(425)	(578)
Provision recognized from other non-operating segments	(6)	(3)	(7)
Adjustment and inter-segment elimination	(97)	(46)	18
IFRS reconciliation	18	—	—
Consolidated provision recognized in current year	(2,344)	(474)	(567)

Geographic information:

	2020	2021	2022
External revenues
Indonesia	130,082	136,482	139,983
Foreign countries	6,365	6,728	7,323
Total	136,447	143,210	147,306

The revenue information above is based on the location of the customers.

There is no revenue from major customer which exceeds 10% of total revenues for the year ended December 31, 2020, 2021, and 2022.

	2021	2022
Non-current operating assets
Indonesia	168,002	176,586
Foreign countries	2,709	3,207
Total	170,711	179,793

Non-current operating assets for this purpose consist of property and equipment and intangible assets.